Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share Attributable to Common Stockholders
Schedule of outstanding potentially dilutive securities excluded from the calculation of diluted net loss per common share

	Nine Months Ended
	September 30,
	2015	2014

Shares of common stock issuable upon conversion of preferred stock	—	2,010,596
Shares of common stock subject to outstanding options and restricted stock units	905,302	832,407
Warrants to purchase common stock	605,872	257,663
Total shares of common stock equivalents	1,511,174	3,100,666

	December 31, 2013	December 31, 2014
Convertible preferred stock	—	2,010,596
Options	—	659,554
Warrants to purchase common stock	207,664	257,663
Restricted stock units	—	68,902

Total	207,664	2,927,813